Employee pension - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Percentage of monthly contributions made by the company to the state retirement plan	20.00%
Percentage of monthly salaries for all Hong Kong based employees to mandatory provident fund Schemes	5.00%
Percentage of monthly salaries for all Australia based employees to Superannuation Schemes	9.50%
Continuing Operations [Member]
Pension expense	$ 32	$ 20	$ 21
Discontinued Operations [Member]
Pension expense	$ 0	$ 4	$ 4